Document and Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 04, 2011
Document And Entity Information
Entity Registrant Name	Inventtech Inc.
Entity Central Index Key	0001495536
Document Type	S-1
Document Period End Date	Sep 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		4,850,000
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Sep. 30, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 686	$ 25,280
Prepaid expenses		350
Total Current Assets	686	25,630
TOTAL ASSETS	686	25,630
CURRENT LIABILITIES
Accounts payable	1,798
Total Current Liabilities	1,798
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred stock, 50,000,000 shares authorized at par value of $0.0001, no shares issued and outstanding
Common stock, 100,000,000 shares authorized at par value of $0.0001, 4,850,000 issued and outstanding, respectively	485	485
Additional paid-in capital	42,415	42,415
Deficit accumulated during the exploration stage	(44,012)	(17,270)
Total Stockholders' Equity (Deficit)	(1,112)	25,630
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 686	$ 25,630

Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock shares authorized	50,000,000	50,000,000
Preferred stock shares at par value	$ 0.0001	$ 0.0001
Common stock shares authorized	100,000,000	100,000,000
Common stock shares at par value	$ 0.0001	$ 0.0001
Common stock shares issued	0	4,850,000
Common stock shares outstanding	0	4,850,000

Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		17 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Income Statement [Abstract]
REVENUES
COST OF SALES
GROSS MARGIN
OPERATING EXPENSES
General and administrative	508	14,049	26,742	16,965	44,012
Total Operating Expenses	508	14,049	26,742	16,965	44,012
LOSS FROM OPERATIONS	(508)	(14,049)	(26,742)	(16,965)	(44,012)
PROVISION FOR INCOME TAXES
NET LOSS	$ (508)	$ (14,049)	$ (26,742)	$ (16,965)	$ (44,012)
BASIC AND DILUTED LOSS PER SHARE	0	0	(0.01)	0
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING - BASIC AND DILUTED	$ 4,850,000	$ 4,850,000	$ 4,850,000	$ 4,504,516

Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During the Development Stage	Total
Beginning Balance, Amount at Apr. 28, 2010
Beginning Balance, Shares at Apr. 28, 2010
Stock issued for cash at $0.0001 per share, Shares	4,000,000
Stock issued for cash at $0.0001 per share, Amount	400			400
Stock issued for cash at $0.05 per share, Shares	850,000
Stock issued for cash at $0.05 per share, Amount	85	42,415		42,500
Loss for the year ended December 31, 2010, Shares
Loss for the year ended December 31, 2010, Amount			(17,270)	(17,270)
Ending Balance, Amount at Dec. 31, 2010	485	42,415	(17,270)	25,630
Ending Balance, Shares at Dec. 31, 2010	4,850,000
Loss for the nine months ended September 30, 2011 (unaudited), Shares
Loss for the nine months ended September 30, 2011 (unaudited), Amount			(26,742)	(26,742)
Ending Balance, Amount at Sep. 30, 2011	$ 485	$ 42,415	$ (44,012)	$ (1,112)
Ending Balance, Shares at Sep. 30, 2011	4,850,000

Shareholders Equity (Parenthetical)	Sep. 30, 2011	Dec. 31, 2010
Statement of Stockholders' Equity [Abstract]
Stock issued for cash at $0.0001 per share, Shares	0.0001	0.0001
Stock issued for cash at $0.05 per share, Shares	0.05	0.05

Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		17 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2011
Statement of Cash Flows [Abstract]
Net loss	$ (26,742)	$ (16,965)	$ (44,012)
Changes in operating assets and liabilities:
Prepaid expenses	350
Accounts payable	1,798		1,798
Net Cash Used in Operating Activities	(24,594)	(16,965)	(42,214)
INVESTING ACTIVITIES
FINANCING ACTIVITIES
Proceeds from private placements		42,900	42,900
Net Cash Provided by Financing Activities		42,900	42,900
NET INCREASE (DECREASE) IN CASH	(24,594)	25,935	686
CASH AT BEGINNING OF PERIOD	25,280
CASH AT END OF PERIOD	686	25,935	686
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION CASH PAID FOR:
Interest
Income taxes

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Nature of Business

Inventtech Inc. (the “Company”) was incorporated in the State of Nevada on April 29, 2010. The Company is engaged in offering an interactive web-based Social media program designed for schools, and solely to be used by members of a particular school. The Company has no revenues and limited operations. The Company is classified as a development stage company since it has not earned any revenue from its planned operations and is devoting most of its efforts to developing its website, finalizing the design and development of its software, and raising capital.

Basis of Presentation

The accompanying unaudited interim financial statements as of September 30, 2011 and for the nine months ended September 30, 2011 and 2010 have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information in accordance with Securities and Exchange Commission  (SEC) Regulation S-X rule 8-03. In the opinion of management, the unaudited financial statements have been prepared on the same basis as the annual financial statements and reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the financial position as of September 30, 2011 and the results of operations and cash flows for the periods then ended. The financial data and other information disclosed in these notes to the interim financial statements related to the period are unaudited. The results for the nine-month period ended September 30, 2011, are not necessarily indicative of the results to be expected for any subsequent quarters or for the entire year ending December 31, 2011. The balance sheet at December 31, 2010 has been derived from the audited financial statements at that date.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents

For purposes of the Statement of Cash Flows, the Company considers all highly liquid instruments purchased with a maturity of three months or less to be cash equivalents to the extent the funds are not being held for investment purposes.

Subsequent Events

The Company’s management reviewed all material events through the date these financial statements were issued and there are no material subsequent events to report.

Recent Accounting Pronouncements

Management has considered all recent accounting pronouncements issued since the last audit of our financial statements. The Company’s management believes that these recent pronouncements will not have a material effect on the Company’s financial statements.

NOTE 2 - GOING CONCERN	9 Months Ended
Sep. 30, 2011
Notes to Financial Statements
NOTE 2 - GOING CONCERN

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which contemplate continuation of the Company as a going concern.  However, the Company has not generated revenue since its inception and has an accumulated deficit of  $44,012 at September 30, 2011.  The Company currently has limited liquidity and has not completed its efforts to establish a stabilized source of revenues sufficient to cover operating costs over an extended period of time.  These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Management anticipates that the Company will be dependent, for the near future, on additional investment capital, primarily from its shareholders, to fund operating expenses. The Company intends to position itself so that it may be able to raise additional funds through the capital markets. In light of management’s efforts, there are no assurances that the Company will be successful in this or any of its endeavors or become financially viable and continue as a going concern.